Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2025 Portfolio

March 31, 2019

VIPIFF2025-QTLY-0519
1.830297.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	465,333	$15,025,598
VIP Equity-Income Portfolio Investor Class (a)	745,652	15,740,715
VIP Growth & Income Portfolio Investor Class (a)	925,839	17,989,051
VIP Growth Portfolio Investor Class (a)	224,821	15,382,224
VIP Mid Cap Portfolio Investor Class (a)	142,401	4,358,880
VIP Value Portfolio Investor Class (a)	827,290	11,557,239
VIP Value Strategies Portfolio Investor Class (a)	484,239	5,655,915
TOTAL DOMESTIC EQUITY FUNDS
(Cost $72,714,970)		85,709,622

International Equity Funds - 22.5%
VIP Emerging Markets Portfolio Investor Class (a)	1,605,625	18,384,411
VIP Overseas Portfolio Investor Class (a)	1,566,409	31,939,075
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,241,382)		50,323,486

Bond Funds - 33.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,389,760	13,605,752
Fidelity Long Term Treasury Bond Index Fund (a)	980,003	12,916,446
VIP High Income Portfolio Investor Class (a)	807,835	4,257,290
VIP Investment Grade Bond Portfolio Investor Class (a)	3,512,803	44,542,345
TOTAL BOND FUNDS
(Cost $74,556,296)		75,321,833

Short-Term Funds - 5.6%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $12,591,706)	12,591,706	12,591,706
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $202,104,354)		223,946,647
NET OTHER ASSETS (LIABILITIES) - 0.0%		30,469
NET ASSETS - 100%		$223,977,116

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$12,164,496	$1,363,474	$323,462	$13,074	$(5,862)	$407,106	$13,605,752
Fidelity Long Term Treasury Bond Index Fund	12,456,679	1,355,208	1,401,072	92,161	14,116	491,515	12,916,446
VIP Contrafund Portfolio Investor Class	13,653,819	2,158,064	1,064,629	1,692,347	9,396	268,948	15,025,598
VIP Emerging Markets Portfolio Investor Class	16,748,437	495,525	1,407,025	--	(10,913)	2,558,387	18,384,411
VIP Equity-Income Portfolio Investor Class	14,326,232	1,774,264	1,019,192	1,019,940	(80,481)	739,892	15,740,715
VIP Government Money Market Portfolio Investor Class 2.23%	10,952,186	1,914,449	274,929	61,259	--	--	12,591,706
VIP Growth & Income Portfolio Investor Class	16,331,074	2,680,268	1,242,466	1,818,699	11,667	208,508	17,989,051
VIP Growth Portfolio Investor Class	13,955,937	1,454,395	1,337,647	957,920	55,426	1,254,113	15,382,224
VIP High Income Portfolio Investor Class	3,946,494	186,803	139,023	34,466	(4,253)	267,269	4,257,290
VIP Investment Grade Bond Portfolio Investor Class	40,234,077	4,187,471	1,204,008	182,585	(14,638)	1,339,443	44,542,345
VIP Mid Cap Portfolio Investor Class	3,967,900	643,850	363,464	459,628	(11,352)	121,946	4,358,880
VIP Overseas Portfolio Investor Class	29,071,336	2,311,660	1,513,019	1,136,099	9,619	2,059,479	31,939,075
VIP Value Portfolio Investor Class	10,521,830	1,186,377	927,277	716,586	(47,309)	823,618	11,557,239
VIP Value Strategies Portfolio Investor Class	5,132,548	726,671	545,913	532,499	(45,535)	388,144	5,655,915
	203,463,045	22,438,479	12,763,126	8,717,263	(120,119)	10,928,368	223,946,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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